Average Annual Total Returns	12 Months Ended
Dec. 31, 2013
Balanced Portfolio | Balanced Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.88%
Five Years	13.81%
Ten Years	8.15%
Inception Date	May 23, 1991
Capital Growth Portfolio | Capital Growth Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.48%
Five Years	19.19%
Ten Years	10.30%
Inception Date	Dec. 03, 2002
Conservative Allocation Portfolio | Conservative Allocation Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	9.06%
Since Inception	9.37%
Inception Date	Oct. 19, 2011
Diversified Value Portfolio | Diversified Value Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	29.40%
Five Years	16.80%
Ten Years	8.32%
Inception Date	Feb. 08, 1999
Equity Income Portfolio | Equity Income Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.04%
Five Years	16.85%
Ten Years	8.40%
Inception Date	Jun. 07, 1993
Equity Index Portfolio | Equity Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.18%
Five Years	17.80%
Ten Years	7.31%
Inception Date	Apr. 29, 1991
Growth Portfolio | Growth Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.28%
Five Years	19.13%
Ten Years	7.22%
Inception Date	Jun. 07, 1993
High Yield Bond Portfolio | High Yield Bond Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	4.35%
Five Years	14.70%
Ten Years	6.67%
Inception Date	Jun. 03, 1996
International Portfolio | International Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.26%
Five Years	16.15%
Ten Years	9.19%
Inception Date	Jun. 03, 1994
Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.93%
Five Years	21.92%
Ten Years	10.01%
Inception Date	Feb. 09, 1999
Moderate Allocation Portfolio | Moderate Allocation Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.02%
Since Inception	13.31%
Inception Date	Oct. 19, 2011
Money Market Portfolio | Money Market Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.11%
Five Years	0.25%
Ten Years	1.86%
Inception Date	May 02, 1991
REIT Index Portfolio | REIT Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.33%
Five Years	16.64%
Ten Years	8.33%
Inception Date	Feb. 09, 1999
Short-Term Investment-Grade Portfolio | Short-Term Investment-Grade Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.08%
Five Years	5.22%
Ten Years	3.75%
Inception Date	Feb. 08, 1999
Small Company Growth Portfolio | Small Company Growth Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	46.54%
Five Years	25.62%
Ten Years	10.25%
Inception Date	Jun. 03, 1996
Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.29%)
Five Years	4.30%
Ten Years	4.46%
Inception Date	Apr. 29, 1991
Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.28%
Five Years	18.62%
Ten Years	7.89%
Inception Date	Jan. 08, 2003
Standard & Poor's 500 Index | Balanced Portfolio | Balanced Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
Standard & Poor's 500 Index | Capital Growth Portfolio | Capital Growth Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
Standard & Poor's 500 Index | Equity Index Portfolio | Equity Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
Standard & Poor's 500 Index | Growth Portfolio | Growth Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
Citigroup 3-Month U.S. Treasury Bill Index | Money Market Portfolio | Money Market Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.05%
Five Years	0.09%
Ten Years	1.58%
Barclays U.S. Aggregate Bond Index | Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Five Years	4.44%
Ten Years	4.55%
Barclays U.S. Corporate High-Yield Bond Index | High Yield Bond Portfolio | High Yield Bond Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	7.44%
Five Years	18.93%
Ten Years	8.62%
Barclays U.S. 1-5 Year Credit Bond Index | Short-Term Investment-Grade Portfolio | Short-Term Investment-Grade Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.24%
Five Years	5.67%
Ten Years	4.15%
Russell 1000 Growth Index | Growth Portfolio | Growth Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.48%
Five Years	20.39%
Ten Years	7.83%
Russell 1000 Value Index | Diversified Value Portfolio | Diversified Value Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.53%
Five Years	16.67%
Ten Years	7.58%
REIT Spliced Index | REIT Index Portfolio | REIT Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.47%
Five Years	16.83%
Ten Years	8.52%
Russell 2500 Growth Index | Small Company Growth Portfolio | Small Company Growth Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	40.65%
Five Years	24.03%
Ten Years	10.11%
Composite Stock Bond Index | Balanced Portfolio | Balanced Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.33%
Five Years	14.10%
Ten Years	6.73%
MSCI ACWI ex USA Index | International Portfolio | International Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.78%
Five Years	13.32%
Ten Years	8.04%
MSCI US REIT Index | REIT Index Portfolio | REIT Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.47%
Five Years	16.73%
Ten Years	8.40%
Variable Insurance Equity Income Funds Average | Equity Income Portfolio | Equity Income Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	28.11%
Five Years	16.07%
Ten Years	6.97%
Variable Insurance Money Market Funds Average | Money Market Portfolio | Money Market Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.02%)
Five Years	0.03%
Ten Years	1.50%
Spliced Mid Cap Index | Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.21%
Five Years	22.13%
Ten Years	10.13%
MSCI US Mid Cap 450 Index | Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.34%
Five Years	22.34%
Ten Years	10.22%
Spliced Total Market Index | Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.40%
Five Years	18.73%
Ten Years	7.97%
S&P Total Market Index | Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.40%
Five Years	18.73%
Ten Years	none
FTSE High Dividend Yield Index | Equity Income Portfolio | Equity Income Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.34%
Five Years	16.97%
Ten Years	7.98%
Spliced Equity Income Index | Equity Income Portfolio | Equity Income Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.34%
Five Years	16.97%
Ten Years	8.63%
Barclays U.S. Aggregate Float Adjusted Index | Conservative Allocation Portfolio | Conservative Allocation Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Since Inception	(3.86%)
Barclays U.S. Aggregate Float Adjusted Index | Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Five Years	none
Ten Years	none
Spliced Barclays U.S. Aggregate Float Adjusted Index | Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Five Years	4.50%
Ten Years	4.57%
Spliced International Index | International Portfolio | International Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.29%
Five Years	10.62%
Ten Years	6.04%
Conservative Allocation Composite Index | Conservative Allocation Portfolio | Conservative Allocation Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	9.38%
Since Inception	9.54%
Moderate Allocation Composite Index | Moderate Allocation Portfolio | Moderate Allocation Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.32%
Since Inception	13.46%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Moderate Allocation Portfolio | Moderate Allocation Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.47%
Since Inception	24.70%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.47%
Five Years	18.86%
Ten Years	8.09%
Variable Insurance Mixed-Asset Target Allocation Conservative Funds Average | Conservative Allocation Portfolio | Conservative Allocation Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	7.72%
Since Inception	8.40%
Variable Insurance Mixed-Asset Target Allocation Moderate Funds Average | Moderate Allocation Portfolio | Moderate Allocation Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.12%
Since Inception	12.52%
CRSP US Mid Cap Index | Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.27%
Five Years	none
Ten Years	none